Organization and Principal Activities (Details) - Schedule of Consolidated Cash Flows Information - Variable Interest Entities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Cash Flows Information [Line Items]
Net cash (used in)/provided by operating activities	$ 15,185,225	$ (10,923,345)	$ (11,887,122)
Net cash provided by/(used in) investing activities	(16,842,456)	(107,122)	77,259
Net cash provided by financing activities	1,322,448	10,757,306	12,192,952
Effect of exchange rate changes	200,007	(12,435)	101,728
Net change in cash, cash equivalents and restricted cash	$ (134,776)	$ (285,596)	$ 484,817